Registration Nos. 333-87468
                                                                       811-21084
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------


                        Post-Effective Amendment No. 3 to


                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |X|

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |X|
                        (Check appropriate box or boxes)

                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT Q
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                              STEPHEN E. ROTH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                              --------------------

                                  ------------

     It is proposed that this filing will become effective (check appropriate box):


          |X| immediately upon filing pursuant to paragraph (b), or |_| on May 1, 2003 pursuant to paragraph (b) of Rule 485

          |_| 60 days after filing pursuant to paragraph (a)(i) or Rule 485 |_| on (date) pursuant to paragraph (a)(1) of Rule 485
          |_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485 |_| on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================


Note: The Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-87468) filed on April 28, 2003 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference.


The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant's most recent fiscal year was filed on March 31, 2003.

Supplement dated December 24, 2003 to Prospectus dated May 1, 2003

THE GUARDIAN INVESTOR INCOME ACCESS

The following information should be read in conjunction with the Prospectus dated May 1, 2003 for The Guardian Investor Income Access variable annuity issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account Q. This Supplement modifies the Prospectus and should be retained with the Prospectus for future reference.

--------------------------------------------------------------------------------

1. Page 1 of the Prospectus is amended by replacing the paragraph entitled "Optional riders" with the following:

Optional riders

You also have the option to purchase three other riders to provide additional benefits. Decade(SM), the living benefit rider, provides that your contract value on the tenth anniversary is at least equal to your initial premium payment (adjusted for any partial withdrawals), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant's death if your contract earnings exceed your adjusted premium payments. The guaranteed minimum income benefit rider establishes a guaranteed income base that can be used to provide a guaranteed minimum income annuity benefit regardless of the investment performance of the contract. Please refer to Other contract features.

2. Page 2 of the Prospectus is amended by inserting the following information as the ninth bullet under the section entitled "EXPENSES":

o     Guaranteed minimum income benefit rider expense

      If you choose this rider, you will pay an annual charge of 0.50% of the guaranteed income base at the time the charge is deducted on each rider anniversary and upon termination of the rider.

3. Page 4 of the Prospectus is amended by adding the following information to the table describing fees and expenses after the "Annual Contract Fee":

--------------------------------------------------------------------------------
Annual Guaranteed Minimum Income Benefit Rider Fee:
                                                0.50% of guaranteed income base+
--------------------------------------------------------------------------------

+ Please see the Guaranteed Minimum Income Benefit (GMIB) Rider section of this prospectus for a definition of "guaranteed income base."


SUPPLEMENT                                                      EB-014430 (8/03)

4. Page 5 of the Prospectus is amended by deleting the chart entitled "Expense Examples" and replacing it with the following:

                                Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit, Earnings Benefit and Guaranteed Minimum Income Benefit Riders, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods

   1 year               3 years                 5 years                10 years
--------------------------------------------------------------------------------
  (a) $951             (a) $1,944              (a) $2,727             (a) $5,230
  (b) $786             (b) $1,469              (b) $1,969             (b) $3,860

Chart 2. Chart 2 assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit, Earnings Benefit and Guaranteed Minimum Income Benefit Riders, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods

   1 year               3 years                 5 years                10 years
--------------------------------------------------------------------------------
  (a) $551             (a) $1,644              (a) $2,727             (a) $5,230
  (b) $386             (b) $1,169              (b) $1,969             (b) $3,860

Chart 3. Chart 3 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods

   1 year               3 years                 5 years                10 years
--------------------------------------------------------------------------------
  (a) $819             (a) $1,567              (a) $2,128             (a) $3,636
  (b) $654             (b) $1,080              (b) $1,328             (b) $2,599

Chart 4. Chart 4 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods

   1 year               3 years                 5 years                10 years
--------------------------------------------------------------------------------
  (a) $419             (a) $1,276              (a) $2,128             (a) $3,636
  (b) $254             (b) $  780              (b) $1,328             (b) $2,599


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2  PROSPECTUS                                                         SUPPLEMENT
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


5. Page 37 of the Prospectus is amended by adding the following section entitled "Guaranteed Minimum Income Benefit (GMIB) Rider":

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER

When you buy your contract, you can choose to buy a GMIB rider. This rider establishes a guaranteed income base that will provide a GMIB regardless of the investment performance of the contract. If you elect to annuitize under this rider, the guaranteed income base will be applied to purchase annuity benefits. In order to purchase this rider, the annuitant and the contingent annuitant must be younger than 75 years old at the time we issue the contract. If you choose this rider, the annuitant may not be changed except as follows. If an annuitant who is not you dies prior to the annuity commencement date, and if a contingent annuitant had been named by you on the date that the contract and this rider were issued, then the contingent annuitant will become the annuitant. The guaranteed income base is not affected and continues to accumulate.

You will pay a rider fee on each rider anniversary and upon the termination of this rider. The rider anniversary is the same month and day as the issue date of this rider in each calendar year after the calendar year that the rider was issued. The rider fee is 0.50% of the guaranteed income base at the time the fee is deducted. We will deduct this fee from each variable investment option and the fixed-rate option in proportion to the amount of accumulation value in each option. If the date this fee is deducted for termination of this rider is a date other than a rider anniversary, then the fee will be prorated for the portion of the contract year that has passed. This fee will not be deducted after the election date.

The election date is the date that we receive, at our customer service office, all necessary information in good order to enable the GMIB payments to begin. The election date must be within 30 days following the tenth rider anniversary or must be within 30 days following any subsequent rider anniversary. Also, the GMIB must be elected no later than 30 days following the rider anniversary prior to the 85th birthday of the annuitant.

The GMIB rider will be issued only on the date that the basic contract is issued. On the issue date, the guaranteed income base is equal to the accumulation value of the contract. Thereafter, on any current date, the guaranteed income base will equal the greater of (1) or (2):

(1) The accumulation value on the issue date, plus any subsequent net premium payments, minus any subsequent adjusted partial withdrawals, accumulated at the annual effective growth rate of 5% up to the current date, until the earlier of:

      (i)   the 85th birthday of the annuitant; or


                                                                   -------------
SUPPLEMENT                                                         PROSPECTUS  3
                                                                   -------------

      (ii) the first date the net premium payments, less any adjusted partial withdrawals, have grown to 2.5 times the cumulative net premium payments received, less adjusted partial withdrawals as a result of being accumulated at an annual effective growth rate of 5%.

(2) The largest accumulation value, on the issue date or on any rider anniversary prior to the 81st birthday of the annuitant, plus any net premium payments received after this date, with a reduction for any adjusted partial withdrawals taken after this date. If, immediately prior to the withdrawal, the accumulation value is greater than or equal to the guaranteed income base, the reduction will be by the dollar amount of the partial withdrawal and any applicable contingent deferred sales charges and annuity taxes.

On the election date, if the accumulation value is greater than the guaranteed income base, we will increase the guaranteed income base to be equal to the accumulation value as of that date.

An adjusted partial withdrawal is calculated for each partial withdrawal, and is equal to (a) divided by (b) multiplied by (c), where:

      (a) is the amount of the partial withdrawal, including any applicable contingent deferred sales charges and annuity taxes;

      (b)   is the accumulation value immediately prior to the withdrawal; and

      (c)   is the guaranteed income base immediately prior to the withdrawal.

On the election date, you may use the guaranteed income base and the applicable annuity factors specified in the GMIB rider to provide fixed annuity payments from the following annuity payout options:

      o Life Income - An election may be made for a fixed income payout for the life of the annuitant.
      o Life Income with a 10 year Period Certain - An election may be made for a fixed income payout with a 10-year period certain. In the event of the death of the annuitant prior to the end of the period certain, the remaining period certain payments will be continued to the beneficiary. If the life expectancy of the annuitant is less than 10 years according to the life expectancy table specified by the Internal Revenue Service, then the settlement option available will be a Life Annuity with a Period Certain for which the period certain is the life expectancy of the annuitant.
      o Joint and 100% Survivor - An election may be made for a fixed income option if both the annuitant and the joint annuitant are under age
            85. Payments will be made as long as either the annuitant or joint annuitant is living.


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4  PROSPECTUS                                                         SUPPLEMENT
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


If you exercise a rider payment option, the payout received will be the greater of:

(i) the GMIB at the time of election, which is calculated by multiplying each $1,000 of guaranteed income base by the applicable annuity factor specified in the GMIB rider for the rider payment option elected; or

(ii) the income calculated by multiplying each $1,000 of accumulation value by our current settlement option rates of the basic contract for the applicable corresponding contract annuity payout option, at the time of election.

The guaranteed income base may only be used with the rider payment options and annuity factors specified in the GMIB rider. The guaranteed income base may not be used with the annuity payout options and settlement option rates of the basic contract. Annuity factors translate your guaranteed income base or your accumulation value into an annuity benefit. The annuity factors show the dollar amount of the monthly annuity payment purchased with each $1,000 of the guaranteed income benefit or accumulation value applied. The annuity factors for the GMIB are more conservative than the annuity factors for the basic contract. Because the GMIB is based on conservative actuarial factors, the level of income that it guarantees may be less than the level that would be provided by annuitization of the accumulation value using the annuity factors of the basic contract. We use more conservative annuity factors for the GMIB because the guaranteed income base to which these factors are applied increases automatically at an annual guaranteed growth rate of 5%, regardless of the investment performance of the basic contract.

The rider terminates on the earliest of the following:

      o     the date the basic contract terminates; or
      o the date you elect to apply the accumulation value of the contract to annuitize the contract using the annuity payout options in the basic contract; or
      o     the 31st day following the date of the annuitant's 85th birthday; or
      o the date the contingent annuitant becomes the annuitant, if the contingent annuitant is age 85 or older; or
      o the date spousal continuation is elected, if you were the annuitant and you die.

This rider cannot be terminated prior to the earliest of the above dates. Also, this rider may not be available in your state.


                                                                   -------------
SUPPLEMENT                                                         PROSPECTUS  5
                                                                   -------------

6. Page 39 of the Prospectus is amended by adding the following information after the paragraph entitled "Earnings benefit expense":

Guaranteed minimum income benefit charge

If you choose the guaranteed minimum income benefit rider and it is in effect, you will pay an annual charge of 0.50% of the guaranteed income base at the time the charge is deducted on each rider anniversary and upon termination of the rider. This charge is deducted from each variable investment option and the fixed-rate option in proportion to the amount of accumulation value in each option.


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6  PROSPECTUS                                                         SUPPLEMENT
-------------

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

     (a) The following financial statements have been incorporated by reference or are included in Part B:

          (1)  The Guardian Insurance & Annuity Company, Inc.:

               Consolidated Balance Sheets as of December 31, 2002 and 2001 Consolidated Statements of Income and Comprehensive Income for the Three Years Ended December 31, 2002, 2001 and 2000 Consolidated Statements of Changes in Stockholders' Equity for the Three Years Ended December 31, 2002, 2001 and 2000 Consolidated Statements of Cash Flow for the Three Years
               Ended December 31, 2002, 2001 and 2000

               Notes to Consolidated Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

     (b)      Exhibits
              Number            Description
              ------            -----------

              1                 Resolutions of the Board of Directors of The
                                Guardian Insurance & Annuity Company, Inc.
                                establishing Separate Account Q(1)
              2                 Not Applicable
              3                 Underwriting and Distribution Contracts:
                                (a) Distribution and Service Agreement
                                      between The Guardian Insurance &
                                      Annuity Company, Inc. and Guardian
                                      Investor Services Corporation, as
                                      amended(1)
                                (b) Form of Broker-Dealer Supervisory and
                                      Service Agreement(1)
              4                 Specimen of Variable Annuity Contract(1)
              5                 Form of Application for Variable Annuity
                                Contract(2)
              6                 (a) Certificate of Incorporation of The
                                      Guardian Insurance & Annuity Company,
                                      Inc.(1)
                                (b) Certificate of Amendment (Aug 29, 1986)(1)
                                (c) Certificate of Amendment (Dec. 21, 1999)(1)
                                (d) By-laws of The Guardian Insurance &
                                      Annuity Company, Inc.(1)
              7                 Not Applicable
              8                 Amended and Restated Agreement for Services
                                and Reimbursement Therefor, between The
                                Guardian Life Insurance Company of America
                                and The Guardian Insurance & Annuity
                                Company, Inc.(1)
              9                 Opinion of Counsel(2)
              10                Consent of PricewaterhouseCoopers LLP(3)
              11                Not Applicable
              12                Not Applicable
              13                Schedule for Computation of Performance
                                Quotations(1)
              14                Powers of Attorney executed by a majority of
                                the Board of Directors and certain principal officers of The Guardian Insurance & Annuity
                                Company, Inc.(1)

-------------------
(1) Incorporated by reference to the Registration Statement filed on Form N-4 filed by the Registrant on May 2, 2002 (Registration no. 333-87468).
(2) Incorporated by reference to the Registration Statement filed on Form N-4 as filed by the Registrant on July 3, 2002.
(3)   Filed herewith.

Item 25.          Directors and Officers of the Depositor

      The following is a list of directors and officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

              Name                      Positions with GIAC
              ----                      -------------------
              Dennis J. Manning         Chairman, Chief Executive Officer &
                                        Director
              Edward K. Kane            Executive Vice President & Director
              Bruce C. Long             President & Director
              Armand M. de Palo         Director

              Gary B. Lenderink         Director
              Joseph A. Caruso          Senior Vice President, Corporate
                                        Secretary and Director
              Charles G. Fisher         Vice President & Actuary
              Frank L. Pepe             Vice President & Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Dennis P. Mosticchio      Vice President, Group Pensions
              Donald P. Sullivan, Jr.   Vice President
              Peggy L. Coppola          Vice President

              Robert E. Broatch         Director
              Thomas G. Sorell          Executive Vice President and Chief
                                        Investment Officer

Item 26.          Persons Controlled by or under Common Control with Registrant


      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of November 30, 2003. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.


                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services LLC        Delaware                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%

Berkshire Life Insurance Company
  of America                              Massachusetts               100%

  Berkshire Equity Sales, Inc.            Massachusetts               100%

Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company               New York                    100%
  of America

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%

    Sentinel American Life
      Insurance Company                   Texas                       100%
Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                      Class A
                                                                    14.75% of
                                                                      Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    n/a

Guardian Hanover Corporation              New York                    100%
Managed DentalGuard, Inc.                 New Jersey                  100%

Managed DentalGuard, Inc.                 Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%

Innovative Underwriters of Hawaii, Inc.   Hawaii                      100%
Corporate Financial Services, Inc.        Pennsylvania                100%
The Guardian Tax-Exempt Fund              Massachusetts                85.74%
The Guardian Baillie Gifford              Massachusetts                44.25%
  International Fund
The Guardian Investment Quality           Massachusetts                27.07%
  Bond Fund
Baillie Gifford International Fund        Maryland                     10.39%
The Guardian Park Avenue Small Cap Fund   Massachusetts                27.22%
The Guardian Baillie Gifford              Massachusetts                52.29%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                80.35%
The Guardian Small Cap Stock Fund         Maryland                     68.12%
The Guardian VC Asset Allocation Fund     Maryland                     58.89%
The Guardian VC 500 Index Fund            Maryland                     51.11%
The Guardian VC High Yield Bond Fund      Maryland                     52.34%
The Guardian S&P 500 Index Fund           Massachusetts                12.73%
The Guardian Park Avenue Fund             Massachusetts                12.56%



The Guardian UBS Large Cap Value Fund     Massachusetts                99.50%
The Guardian UBS Small Cap Value Fund     Massachusetts                99.33%
The Guardian UBS VC Large Cap
  Value Fund                              Maryland                     98.21%
The Guardian UBS VC Small Cap
  Value Fund                              Maryland                     90.29%

      The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of November 30, 2003:


                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------       -------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 27. Number of Contract owners


         Type of Contract              As of November 30, 2003
         ----------------              -----------------------

         Non-Qualified ..............            542
         Qualified ..................            845

                 Total ..............          1,387

Item 28.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters

                  (a) Guardian Investor Services LLC ("GIS") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following six series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund; The Guardian UBS VC Large Cap Value Fund; The Guardian UBS VC Small Cap Value Fund; The Guardian Cash Fund; The Park Avenue Portfolio, a series trust consisting of the following twelve series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian S&P 500 Index Fund; The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

                  (b) The following is a list of each director and officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

                  Name                             Position(s) with GIS
                  ----                             --------------------

                  Bruce C. Long                    President & Director
                  Gary B. Lenderink                Director
                  Armand M. de Palo                Director
                  Frank L. Pepe                    Senior Vice President &
                                                   Controller
                  Richard T. Potter, Jr.           Vice President and Counsel
                  Donald P. Sullivan, Jr.          Senior Vice President
                  Joseph A. Caruso                 Senior Vice President,
                                                   Corporate Secretary and
                                                   Director
                  Peggy L. Coppola                 Senior Vice President
                  William D. Ford                  Vice President and National
                                                   Accounts Director
                  Keith E. Roddy                   Senior Vice President and
                                                   National Sales Director
                  Peter M. Quinn                   Vice President
                  Dennis J. Manning                Director
                  Robert E. Broatch                Director
                  Thomas G. Sorell                 Executive Vice President and
                                                   Chief Investment Officer

(c) GIS, as the principal underwriter of the Registrant's variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

       Net Underwriting    Compensation on
        Discounts and       Redemption or      Brokerage
         Commissions        Annuitization     Commission    Compensation
       ----------------    ---------------    ----------    ------------
              N/A                N/A              N/A            N/A

Item 30.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.          Management Services

                  None.

Item 32.          Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account Q, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 24th of December, 2003.


                                            The Guardian Separate Account Q
                                            (Registrant)

                                            By: THE GUARDIAN INSURANCE & ANNUITY
                                                   COMPANY, INC.
                                                   (Depositor)


                                            By: /s/ Bruce C. Long
                                                --------------------------------
                                                Bruce C. Long
                                                Executive Vice President

          As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Dennis J. Manning*                      Chairman, Chief Executive
-----------------------------------           Officer and Director
Dennis J. Manning
(Principal Executive Officer)

/s/ Frank J. Jones*                         Executive Vice President, Chief
-----------------------------------           Investment Officer and Director
Frank J. Jones
(Principal Financial Officer)

/s/ Frank L. Pepe                           Vice President and Controller
-----------------------------------
Frank L. Pepe
(Principal Accounting Officer)

/s/ Bruce C. Long                           Executive Vice President
-----------------------------------           and Director
Bruce C. Long

/s/ Armand M. De Palo*                      Director
------------------------------
Armand M. de Palo

                                            Director
------------------------------
Robert E. Broatch

/s/ Edward K. Kane*                         Executive Vice President
-----------------------------------           and Director
Edward K. Kane

/s/ Joseph A. Caruso*                       Senior Vice President, Corporate
------------------------------              Secretary and Director
Joseph A. Caruso

/s/ Gary B. Lenderink*
------------------------------              Director
Gary B. Lenderink



By /s/ Bruce C. Long                        Date: December 24, 2003
   --------------------------------
           Bruce C. Long
     Executive Vice President
*  Pursuant to a Power of Attorney

                                  Exhibit Index

Number            Description

10(a)             Consent of PricewaterhouseCoopers LLP